Severance Indemnities and Pension Plans (Fair Value of Each Major Category of Plan Assets for Pension Benefits and SIP Investments: Domestic Subsidiaries) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2020
Domestic, Japan | Pension benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	¥ 1,260,562	¥ 1,340,873
Approximate guaranteed rate of return of "Japanese general accounts of life insurance companies"	1.25%	1.25%
Domestic, Japan | Pension benefits and SIPs | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	¥ 1,044,312	¥ 1,098,772
Domestic, Japan | Pension benefits and SIPs | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	216,210	241,869
Domestic, Japan | Pension benefits and SIPs | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	40	232
Domestic, Japan | Pension benefits and SIPs | Japanese government bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	133,664	140,538
Domestic, Japan | Pension benefits and SIPs | Japanese government bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	133,664	140,538
Domestic, Japan | Pension benefits and SIPs | Japanese government bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Pension benefits and SIPs | Japanese government bonds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Pension benefits and SIPs | Non-Japanese government bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Pension benefits and SIPs | Non-Japanese government bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Pension benefits and SIPs | Non-Japanese government bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Pension benefits and SIPs | Non-Japanese government bonds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Pension benefits and SIPs | Other debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	9,084	24,830
Domestic, Japan | Pension benefits and SIPs | Other debt securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	2,793	9,950
Domestic, Japan | Pension benefits and SIPs | Other debt securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	6,251	14,648
Domestic, Japan | Pension benefits and SIPs | Other debt securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	40	232
Domestic, Japan | Pension benefits and SIPs | Japanese marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	809,371	848,482
Domestic, Japan | Pension benefits and SIPs | Japanese marketable equity securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	809,371	848,482
Domestic, Japan | Pension benefits and SIPs | Japanese marketable equity securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Pension benefits and SIPs | Japanese marketable equity securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Pension benefits and SIPs | Non-Japanese marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	79,005	88,159
Domestic, Japan | Pension benefits and SIPs | Non-Japanese marketable equity securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	78,840	87,983
Domestic, Japan | Pension benefits and SIPs | Non-Japanese marketable equity securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	165	176
Domestic, Japan | Pension benefits and SIPs | Non-Japanese marketable equity securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Pension benefits and SIPs | Other investment funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Pension benefits and SIPs | Other investment funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Pension benefits and SIPs | Other investment funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Pension benefits and SIPs | Other investment funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Pension benefits and SIPs | Japanese general account of life insurance companies
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	205,117	209,482
Domestic, Japan | Pension benefits and SIPs | Japanese general account of life insurance companies | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Pension benefits and SIPs | Japanese general account of life insurance companies | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	205,117	209,482
Domestic, Japan | Pension benefits and SIPs | Japanese general account of life insurance companies | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Pension benefits and SIPs | Other investments
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	24,321	29,382
Domestic, Japan | Pension benefits and SIPs | Other investments | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	19,644	11,819
Domestic, Japan | Pension benefits and SIPs | Other investments | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	4,677	17,563
Domestic, Japan | Pension benefits and SIPs | Other investments | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Pension benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	109,952	564,941
Foreign offices and subsidiaries | Pension benefits and SIPs | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	5,610	187,989
Foreign offices and subsidiaries | Pension benefits and SIPs | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	78,980	337,223
Foreign offices and subsidiaries | Pension benefits and SIPs | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	25,362	39,729
Foreign offices and subsidiaries | Pension benefits and SIPs | Japanese government bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Pension benefits and SIPs | Japanese government bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Pension benefits and SIPs | Japanese government bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Pension benefits and SIPs | Japanese government bonds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Pension benefits and SIPs | Non-Japanese government bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	4,971	74,272
Foreign offices and subsidiaries | Pension benefits and SIPs | Non-Japanese government bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	2,632	68,887
Foreign offices and subsidiaries | Pension benefits and SIPs | Non-Japanese government bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	2,339	5,385
Foreign offices and subsidiaries | Pension benefits and SIPs | Non-Japanese government bonds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Pension benefits and SIPs | Other debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	15,749	133,815
Foreign offices and subsidiaries | Pension benefits and SIPs | Other debt securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Pension benefits and SIPs | Other debt securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	15,749	133,815
Foreign offices and subsidiaries | Pension benefits and SIPs | Other debt securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Pension benefits and SIPs | Japanese marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Pension benefits and SIPs | Japanese marketable equity securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Pension benefits and SIPs | Japanese marketable equity securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Pension benefits and SIPs | Japanese marketable equity securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Pension benefits and SIPs | Non-Japanese marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	3	35,215
Foreign offices and subsidiaries | Pension benefits and SIPs | Non-Japanese marketable equity securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	3	34,659
Foreign offices and subsidiaries | Pension benefits and SIPs | Non-Japanese marketable equity securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	556
Foreign offices and subsidiaries | Pension benefits and SIPs | Non-Japanese marketable equity securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Pension benefits and SIPs | Other investment funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	59,061	269,814
Foreign offices and subsidiaries | Pension benefits and SIPs | Other investment funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	38	83,442
Foreign offices and subsidiaries | Pension benefits and SIPs | Other investment funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	59,023	186,372
Foreign offices and subsidiaries | Pension benefits and SIPs | Other investment funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Pension benefits and SIPs | Japanese general account of life insurance companies
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Pension benefits and SIPs | Japanese general account of life insurance companies | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Pension benefits and SIPs | Japanese general account of life insurance companies | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Pension benefits and SIPs | Japanese general account of life insurance companies | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Pension benefits and SIPs | Other investments
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	30,168	51,825
Foreign offices and subsidiaries | Pension benefits and SIPs | Other investments | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	2,937	1,001
Foreign offices and subsidiaries | Pension benefits and SIPs | Other investments | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	1,869	11,095
Foreign offices and subsidiaries | Pension benefits and SIPs | Other investments | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	¥ 25,362	¥ 39,729
Foreign offices and subsidiaries | Pension benefits | Other investment funds | Mutual funds | MUAH
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets			¥ 86,724
Foreign offices and subsidiaries | Pension benefits | Other investment funds | Common collective funds | MUAH
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets			¥ 146,169